FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Changes in Fair Value of Derivatives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year		$ 1,136
Derivative financial liabilities, beginning of year	$ (538)
Proceeds received from settlement of derivatives	(27,690)	(54,141)
Payment on derivatives settled	27,534	53,831
(Decrease) increase in fair value of derivatives	1,119	(1,364)
Derivative financial assets, end of year	425
Derivative financial liabilities, end of year		(538)
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year		72
Derivative financial liabilities, beginning of year	(101)
Proceeds received from settlement of derivatives	(25,846)	(49,612)
Payment on derivatives settled	25,746	49,642
(Decrease) increase in fair value of derivatives	206	(203)
Derivative financial assets, end of year	5
Derivative financial liabilities, end of year		(101)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	48	54
Proceeds received from settlement of derivatives	0	0
Payment on derivatives settled	0	0
(Decrease) increase in fair value of derivatives	(102)	(6)
Derivative financial assets, end of year		48
Derivative financial liabilities, end of year	(54)
Purchase Agreements
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning of year	0
Proceeds received from settlement of derivatives	(1)
Payment on derivatives settled	2
(Decrease) increase in fair value of derivatives	(11)
Derivative financial liabilities, end of year	(10)	0
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year		916
Derivative financial liabilities, beginning of year	(470)
Proceeds received from settlement of derivatives	(203)	(3,232)
Payment on derivatives settled	196	2,710
(Decrease) increase in fair value of derivatives	829	(864)
Derivative financial assets, end of year	352
Derivative financial liabilities, end of year		(470)
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year		94
Derivative financial liabilities, beginning of year	(15)
Proceeds received from settlement of derivatives	(1,640)	(1,297)
Payment on derivatives settled	1,590	1,479
(Decrease) increase in fair value of derivatives	197	(291)
Derivative financial assets, end of year	132
Derivative financial liabilities, end of year		(15)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	651
Derivative financial liabilities, beginning of year	(1,189)
Derivative financial assets, end of year	1,333	651
Derivative financial liabilities, end of year	(908)	(1,189)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, beginning of year	0
Derivative financial assets, end of year		0
Before Offset Amount | Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, beginning of year	0
Derivative financial assets, end of year	0
Derivative financial liabilities, end of year		$ 0
Before Offset Amount | Purchase Agreements
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets, end of year	0
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, end of year	$ 0